August 14, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Bond Index Funds (the “Trust”)
File No. 33-06001

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 26, 2018, filed pursuant to Rule 497(e), for the Vanguard
Total Bond Market ETF, series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-7310.

Sincerely,

Alexander F. Smith, Esq.
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission